Note 4 - Investment and Equity Securities - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Due in one year or less, amortized costs	$ 1,125
Due in one year or less, fair value	1,126
Due after one year through five years, amortized costs	3,004
Due after one year through five years, fair value	2,904
Due after five years through ten years, amortized costs	45,363
Due after five years through ten years, fair value	42,881
Due after ten years, amortized costs	143,506
Due after ten years, fair value	118,056
Amortized costs	192,998	$ 165,817
Fair Value	$ 164,967	$ 170,199